SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ (91,533)	$ (86,016)
Interest cost	(5,614)	(4,638)
Current service cost	(5,605)	(5,860)
Actuarial gain (loss) for change of assumptions	9,770	485
Translation differences	(7,448)	4,496
Balance, ending	$ (100,430)	$ (91,533)